Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

JOJO	ATAC Credit Rotation ETF
RORO	ATAC US Rotation ETF

each listed on NYSE Arca, Inc.

LOLO	ATAC Equity Leverage Rotation ETF

(not currently available for purchase)

(each, a “Fund,” together, the “Funds”)

May 2, 2025

Supplement to the Prospectus,

and where applicable a Fund’s Summary Prospectus, each

dated December 20, 2024

Effective May 2, 2025, Tactical Rotation Management, LLC (“TRM”) began serving as a sub-adviser to the Funds, each a series of Tidal ETF Trust (the “Trust”).

Pursuant to an Exemptive Order issued by the U.S. Securities and Exchange Commission to the Trust and Tidal Investments LLC (“Tidal” or the “Adviser”), the investment adviser to the Funds, the Adviser may enter into new sub-advisory agreements, or amendments to sub-advisory agreements, on behalf of the Funds without shareholder approval, upon the approval of the Board of Trustees (the “Board”) of the Trust. The Funds were not previously sub-advised.

On February 20, 2025, the Board approved a sub-advisory agreement between Tidal and TRM, pursuant to which TRM will serve as sub-adviser to each Fund. There are no changes to the Funds’ portfolio managers as a result of this change. Michael Gayed, previously an employee of Tidal and now President and Chief Investment Officer of TRM and current portfolio manager of each Fund, will continue to serve as a portfolio manager for each Fund.

As each Fund’s sub-adviser, TRM is responsible for the day-to-day management of the Fund’s portfolio, including the selection of the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board.

Accordingly, effective May 2, 2025:

●	The section titled “Management” in each Summary Prospectus and in each Fund’s summary section of the Prospectus is amended and restated as follows:

o	For All Funds

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Management

Investment Adviser:

Tidal Investments LLC, a Tidal Financial Group company, serves as investment adviser to the Fund.

Investment Sub-Adviser

Tactical Rotation Management, LLC serves as the Fund’s investment sub-adviser.

o	For ATAC Credit Rotation ETF

Portfolio Managers:

Michael Venuto, Chief Investment Officer for the Adviser, is responsible for the day-to-day management of the Fund and has been a portfolio manager of the Fund since its inception in July 2021.

Michael Gayed, CFA, President and Chief Investment Officer for the Sub-Adviser, is responsible for the day-to-day management of the Fund and has been a portfolio manager of the Fund since its inception in July 2021.

o	For ATAC US Rotation ETF

Portfolio Managers:

Michael Venuto, Chief Investment Officer for the Adviser, is responsible for the day-to-day management of the Fund and has been a portfolio manager of the Fund since its inception in November 2020.

Michael Gayed, CFA, President and Chief Investment Officer for the Sub-Adviser, is responsible for the day-to-day management of the Fund and has been a portfolio manager of the Fund since its inception in November 2020.

o	For ATAC Equity Leverage Rotation ETF

Portfolio Managers:

Michael Venuto, Chief Investment Officer for the Adviser, is responsible for the day-to-day management of the Fund and has been a portfolio manager of the Fund since the Fund’s commencement of operations.

Michael Gayed, CFA, President and Chief Investment Officer for the Sub-Adviser, is responsible for the day-to-day management of the Fund and has been a portfolio manager of the Fund since the Fund’s commencement of operations.

●	The section titled “Management” in the Prospectus is amended to include the following:

Sub-Adviser

Tactical Rotation Management, LLC (“TRM” or the “Sub-Adviser”), a registered investment adviser located at 118-35 Queens Boulevard, Suite 400, Forest Hills, New York, 11375, serves as investment sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and Sub-Adviser (the “Sub-Advisory Agreement”). TRM provides portfolio management services to registered investment companies. TRM was founded in 2024 and as of December 31, 2024, did not have any assets under management.

The Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including the selection of the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.025% of each Fund’s average daily net assets. However, as Fund Sponsor, the Sub-Adviser may automatically waive all or a portion of its sub-advisory fee. See “Fund Sponsor” below for more information.

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The Sub-Advisory Agreement became effective on May 2, 2025. A discussion regarding the basis for the Board’s approval of the Funds’ Sub-Advisory Agreement will be available in the Funds’ annual report to shareholders on Form N-CSR for the fiscal period ended August 31, 2025.

●	The biography for Michael Gayed in the section titled “Portfolio Managers” in the Prospectus is amended and restated as follows:

Michael A. Gayed, CFA, Portfolio Manager for the Sub-Adviser

Mr. Gayed is the President and Chief Investment Officer of TRM which he formed in 2024. Prior to TRM’s appointment as sub-adviser to the Funds, Mr. Gayed was employed as a portfolio manager of the Adviser (from 2020 to 2024). Prior to 2020, Mr. Gayed was a Member and employee of Pension Partners, LLC from 2010 to 2020 and served as its Chief Investment Strategist and a portfolio manager. As Chief Investment Strategist, Mr. Gayed helped to structure portfolios to best take advantage of various strategies designed to maximize the amount of time and capital spent in potentially outperforming investments. Mr. Gayed earned his B.S. in Finance and Management from New York University and holds the Chartered Financial Analyst designation.

●	The section titled “Management” in the Prospectus is also amended to remove the disclosure regarding the Adviser’s prior agreement with TRM as a Fund sponsor. The following new sub-section is added to the “Management” section as the last sub-section therein:

Fund Sponsor

The Adviser has entered into a fund sponsorship agreement with TRM pursuant to which TRM is a sponsor to the Funds. Under this arrangement, TRM has agreed to provide financial support (as described below) to the Funds.

Every month, unitary management fees for each Fund are calculated and paid to the Adviser, and the Adviser retains a portion of the unitary management fees from the Fund. In return for its financial support for the Funds, the Adviser has agreed to pay the Sub-Adviser a portion of any remaining profits generated by the unitary management fee for each Fund.

If the amount of the unitary management fees exceeds a Fund’s operating expenses (including the sub-advisory fee) and the Adviser-retained amount, that excess amount is considered “remaining profit.” In that case, the Adviser will pay a portion of the remaining profits to the Sub-Adviser. Further, if the amount of the unitary management fee is less than a Fund’s operating expenses and the Adviser-retained amount, the Sub-Adviser is obligated to reimburse the Adviser for a portion of the shortfall.

●	Lastly, references to the Funds not being sub-advised are hereby removed and all references to Mr. Gayed as a portfolio manager for the Adviser are hereby amended to reflect that Mr. Gayed is a portfolio manager for the Sub-Adviser.

Please retain this Supplement for future reference

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JOJO	ATAC Credit Rotation ETF
RORO	ATAC US Rotation ETF

each listed on NYSE Arca, Inc.

LOLO	ATAC Equity Leverage Rotation ETF

(not currently available for purchase)

(each, a “Fund,” together, the “Funds”)

May 2, 2025

Supplement to the Statement of Additional Information (“SAI”)

dated December 20, 2024

Effective May 2, 2025, Tactical Rotation Management, LLC (“TRM”) will begin serving as a sub-adviser to the Funds, each a series of Tidal ETF Trust (the “Trust”).

Pursuant to an Exemptive Order issued by the U.S. Securities and Exchange Commission to the Trust and Tidal Investments LLC (“Tidal” or the “Adviser”), the investment adviser to the Funds, the Adviser may enter into new sub-advisory agreements, or amendments to sub-advisory agreements, on behalf of the Funds without shareholder approval, upon the approval of the Board of Trustees (the “Board”) of the Trust. The Funds were not previously sub-advised.

On February 20, 2025, the Board approved a sub-advisory agreement between Tidal and TRM, pursuant to which TRM will serve as sub-adviser to each Fund. There are no changes to the Funds’ portfolio managers as a result of this change. Michael Gayed, previously an employee of Tidal and now President and Chief Investment Officer of TRM and current portfolio manager of each Fund, will continue to serve in this capacity.

As each Fund’s sub-adviser, TRM is responsible for the day-to-day management of the Fund’s portfolio, including the selection of the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board.

Accordingly, effective May 2, 2025:

●	The following section is added under the section, “Investment Adviser”:

INVESTMENT SUB-ADVISER

The Adviser has retained Tactical Rotation Management, LLC (“TRM” or the “Sub-Adviser”), a registered investment adviser located at 118-35 Queens Boulevard, Suite 400, Forest Hills, New York, 11375, to serve as the investment sub-adviser to each Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and TRM. TRM provides portfolio management services to registered investment companies. The Sub-Adviser is owned and controlled by Michael Gayed, President and Chief Investment Officer.

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Pursuant to the Sub-Advisory Agreement, TRM is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.025% of each Fund’s average daily net assets.

The Sub-Adviser has agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by each Fund, except for Excluded Expenses. For assuming the payment obligations for each Fund, the Adviser has agreed to pay the Sub-Adviser a portion of the profits, if any, generated by each Fund’s unitary management fee. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal ETF Services LLC, a Tidal Financial Group company, the Funds’ administrator and an affiliate of the Adviser.

The Sub-Advisory Agreement will continue in force for an initial period of two years. Thereafter, the Sub-Advisory Agreement with respect to a Fund is renewable from year to year, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time, without penalty, by the Board, including a majority of the Independent Trustees, or by the vote of a majority of the outstanding voting securities of a Fund, on 60 days’ written notice to the Adviser and the Sub-Adviser, or by the Adviser or Sub-Adviser on 60 days’ written notice to the Trust and the other party.

The Sub-Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its agreement with the Trust.

●	The section titled “Investment Adviser” is also amended to remove the disclosure regarding the Adviser’s prior agreement with TRM as a Fund sponsor. See the section titled “Fund Sponsor” in the Prospectus for more information.

●	In the section titled “Portfolio Managers,” the “Portfolio Manager Compensation” sub-section is amended and restated to read as follows:

Portfolio Manager Compensation. Mr. Gayed is compensated as an equity owner of TRM and therefore benefits indirectly from the revenue generated from TRM’s Sub-Advisory Agreement with the Adviser.

Mr. Venuto is compensated by the Adviser with a base salary and discretionary bonus based on the financial performance and profitability of the Adviser and not based on the performance of the Funds. Mr. Venuto is an equity owner of the Adviser, and therefore may benefit indirectly from the revenue generated by the Funds’ Advisory Agreement with the Adviser.

●	Lastly, all references to Mr. Gayed as a portfolio manager for the Adviser are hereby amended to reflect that Mr. Gayed is a portfolio manager for the Sub-Adviser.

Please retain this Supplement for future reference

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